Balance Sheet Detail	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Balance Sheet Detail [Abstract]
Balance Sheet Detail	Note 3. Balance Sheet Detail Inventories
	September 30,	December 31,
	2023	2022
	(in thousands)
Inventories:
Raw materials	$938	$1,279
Work-in-process	3,241	2,595
Finished goods	1,517	1,474
	$5,696	$5,348

Note 4. Balance Sheet Detail

	December 31,
	2022	2021
	(in thousands)
Inventories:
Raw materials	$1,279	$879
Work-in-process	2,595	2,170
Finished goods	1,474	775
	$5,348	$3,824

Prepaid expenses and other:
Prepaid inventory and production costs	$186	$671
Prepaid insurance	47	44
Prepaid software	173	277
Other	168	167
	$574	$1,159

Property and equipment, net:
Machinery and equipment	$4,630	$8,944
Computer equipment and software	342	2,200
Furniture and fixtures	93	323
Leasehold improvements	555	354
Total property and equipment	5,620	11,821
Less: Accumulated depreciation and amortization	(3,395)	(9,472)
	$2,225	$2,349

During the year ended December 31, 2022, the Company wrote-off fully depreciated assets, or assets that were no longer in service, costing approximately $6,380,000 with corresponding accumulated depreciation of approximately $6,227,000, or a remaining net book value of approximately $153,000. The Company recorded the remaining book value of approximately $153,000 as a loss during the year ended December 31, 2022.

	2022	2021
	(in thousands)
Accrued Expenses & Other:
Accrued wages and employee benefits	$469	$506
Professional fees, legal and consulting	514	1,252
Insurance	—	340
Accrued taxes	14	190
Accrued inventory	—	233
Financing liability	330	—
Warranty accrual	39	29
Other	451	353
	$1,817	$2,903